ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 92	$ 34
Addition	15	58
Foreign currency adjustment	17
Balance at end of the year	467	$ 92
Cumulative effect adjustment
Movement of allowance for doubtful accounts
Balance at end of the year	$ 343